Subsidiary Notes Payable - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2010
Subsidiary notes payable
Subsidiary Notes Payable - Loans [Line Items]
Subsidiary notes payable	$ 4,916	$ 4,111
Loans | Follica | Lighthouse Capital Partners VI, L.P
Subsidiary Notes Payable - Loans [Line Items]
Interest rate					5.00%
Interest rate, repayment period					12.00%
Convertible Notes
Subsidiary Notes Payable - Loans [Line Items]
Subsidiary notes payable		$ 0	$ 260	$ 248